Business Combinations	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Business Combinations

5.    Business Combinations

Business combinations are accounted for using the acquisition method. The identifiable assets acquired and liabilities assumed are recognized at their fair values at the acquisition date. Acquisition costs are recognized in profit or loss as incurred.

Goodwill is initially measured as the excess of the aggregate of the consideration transferred, the amount recognized for any non-controlling interest and the acquisition-date fair values of any previously held interest in the acquiree over the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date. If, after reassessment, the net of the acquisition date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the excess is recognized immediately in profit or loss as a bargain purchase gain.

When the consideration transferred by the Company in a business combination includes an asset or liability resulting from a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination.

Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates at fair value with the corresponding gain or loss being recognized in profit or loss. Changes in fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the ‘measurement period’ (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date.

On February 1, 2018 the Company acquired 100% of the outstanding ordinary shares of Kintuck (France) SAS and Kintuck AS from a wholly-owned subsidiary of Glencore International AG (“Glencore”) and obtained control of both entities. The new subsidiaries were renamed as Ferroglobe Mangan Norge AS and Ferroglobe Manganèse France SAS. The Company completed the acquisition through its wholly-owned subsidiary Ferroatlántica.

Simultaneously with the acquisition, Glencore and Ferroglobe entered into exclusive agency arrangements for the marketing of Ferroglobe’s manganese alloys worldwide and the procurement of manganese ores to supply Ferroglobe’s plants, in both cases for a period of ten years.

The business combination was recorded during the year ended December, 31, 2018 following IFRS 3 Business Combinations, with identifiable assets acquired and liabilities assumed provisionally recorded at their estimated fair values on the acquisition date while costs associated with the acquisition are expensed as incurred. The Company utilized the services of third-party valuation consultants, along with internal estimates and assumptions, to estimate the initial fair value of the assets acquired. The third-party valuation consultants utilized several appraisal methodologies including market and cost approaches to estimate the fair value of the identifiable net assets acquired.

The following is an estimate of the fair value of assets acquired and the liabilities assumed by Ferroglobe reconciled to the value of the acquisition consideration.

Balances
US$'000
ASSETS
Non-current assets
Other intangible assets	45
Property, plant and equipment	62,487
Other non-current financial assets	50
Total non-current assets acquired	62,582
Current assets
Inventories	21,314
Trade and other receivables	24,785
Other current assets	1,397
Cash and cash equivalents	29,530
Total current assets acquired	77,026
Total assets acquired	139,608
LIABILITIES
Non-current liabilities
Deferred tax liabilities	90
Total non-current liabilities assumed	90
Current liabilities
Trade and other payables	18,048
Provisions	735
Current income tax liabilities	396
Other current liabilities	4,066
Total current liabilities assumed	23,245
Total liabilities assumed	23,335
Net assets acquired	116,273

Satisfied by:
Cash	49,909
Contingent consideration	26,222
Total consideration transferred	76,131

Gain on bargain purchase	40,142

Net cash outflow arising on acquisition
Cash consideration	49,909
Less: cash and cash equivalent balances acquired	(29,530)
20,379

The gain on bargain purchase was primarily attributable to the fact that the production of manganese alloys was considered an ancillary business to the seller, coupled with previous weaker manganese alloy pricing in the marketplace. The gain is recorded in the caption ‘Bargain purchase gain’ in the consolidated income statement.

The fair value of Trade and other receivables included trade receivables with a fair value of $11,900 thousand. There was no difference between the gross contractual value and fair value.

The contingent consideration arrangement requires the Company to pay the former owners of Kintuck (France) SAS and Kintuck AS a sliding scale commission based on the silicomanganese and ferromanganese sales spreads of Ferroglobe Mangan Norge and Ferroglobe Manganèse France, up to a maximum amount of $60,000 thousand (undiscounted). The contingent consideration applies to sales made up to eight and a half years from the date of acquisition.

The potential undiscounted amount of all future payments that the Company could be required to make under the contingent consideration arrangement is between $0 thousand and $60,000 thousand.

The fair value of the contingent consideration arrangement of $26,222 thousand was estimated by applying the income approach based on a Monte Carlo simulation considering various scenarios of fluctuation of future manganese alloy spreads as well at the cyclicality of manganese alloy pricing. The fair value measurement is based on significant inputs that are not observable in the market, which IFRS 13 Fair Value Measurement refers to as Level 3 inputs. Key assumptions included discount rates of 11.5 percent and 11.0 percent for Ferroglobe Mangan Norge and Ferroglobe Manganèse France respectively. Average simulated revenues in Ferroglobe Mangan Norge and Ferroglobe Manganèse France combined were between $135,868 thousand and $262,441 thousand per year. Contingent consideration is presented in Other liabilities and is assessed in each subsequent reporting period (see Note 21).

Ferroglobe Mangan Norge and Ferroglobe Manganèse France contributed $112,445 thousand and $117,852 thousand respectively to the Company’s revenue, and incurred losses of $10,148 thousand and $10,436 thousand respectively for the period between the date of acquisition and December 31, 2018.

If the acquisition of Ferroglobe Mangan Norge and Ferroglobe Manganèse France had been completed on the first day of the financial year, Company revenues for the period would have been $2,289,931 thousand and Company profit would have been $45,007 thousand.